Discontinued operations - impairment charge (Details) - USD ($)		12 Months Ended
	May 30, 2022	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of headcount reduction in first portfolio optimization plan.	32.00%
Assets associated with discontinued operations to the economic benefits		$ 20,506,889
Goodwill		29,653,409
Goodwill associated with discontinued operations		29,653,409
Assets associated with discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Goodwill		$ 15,227,791